Long-term Payables Other - Details of Long-term Payables - Other, Which Consist of Payables Related to the Acquisition of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Current installments of long-term payables - other	₩ (423,839)	₩ (423,884)
Carrying amount at December 31	1,544,699	1,939,082
Gross amount [member]
Disclosure of financial liabilities [line items]
Long-term payables-other	2,051,389	2,476,738
Present value discount [Member]
Disclosure of financial liabilities [line items]
Long-term payables-other	₩ (82,851)	₩ (113,772)